REINSURANCE - Life Insurance In-Force and Effect of Reinsurance on Premiums Written and Earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net life insurance in-force
Direct life insurance in-force	$ 829,253	$ 785,197	$ 766,197
Amounts assumed from other companies	191,110	206,050	212,574
Amounts ceded to other companies	(222,865)	(244,588)	(271,601)
Net Amount	$ 797,498	$ 746,659	$ 707,170
Percentage of amount assumed to net	24.00%	27.60%	30.10%
Effect of reinsurance on premiums written and earned
Gross Amount	$ 3,156	$ 2,977	$ 3,176
Ceded to Other Companies	(1,320)	(1,027)	(1,508)
Assumed from Other Companies	1,066	1,026	880
Net Amount	2,902	2,976	2,548
Reinsurance receivables	4,600	4,700
Ceded benefits which are recoverable from reinsurers	157	135
Receivables related to insurance assumed	64	64
Life insurance
Effect of reinsurance on premiums written and earned
Gross Amount	2,843	2,661	2,853
Ceded to Other Companies	(1,113)	(826)	(1,312)
Assumed from Other Companies	1,037	934	836
Net Amount	2,767	2,769	2,377
Annuity policy fees	199	163	164
Accident/health insurance
Effect of reinsurance on premiums written and earned
Gross Amount	32	37	42
Ceded to Other Companies	(19)	(23)	(90)
Assumed from Other Companies	28	90	41
Net Amount	41	104	(7)
Property and liability insurance
Effect of reinsurance on premiums written and earned
Gross Amount	281	279	281
Ceded to Other Companies	(188)	(178)	(106)
Assumed from Other Companies	1	2	3
Net Amount	$ 94	$ 103	$ 178